Cash, Cash Equivalents and Restricted Cash - Schedule of Cash, Cash Equivalents and Restricted Cash (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Cash, Cash Equivalents and Restricted Cash [Abstract]
Cash and cash equivalents	¥ 60,957,156		¥ 78,790,697
Restricted cash			497,108
Total Cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	¥ 60,957,156	$ 8,351,096	¥ 79,287,805	$ 11,167,454	¥ 96,904,630	¥ 77,250,501